Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Municipal Funds, Inc.
Entity Central Index Key	0000878092
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000000815 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon AMT-Free Municipal Bond Fund
Class Name	Class A
Trading Symbol	DMUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.69%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class A shares returned -1.29%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 0.08% for the same period.
What affected the Fund’s performance?
  Municipal bonds underperformed most U.S. fixed income sectors, driven by dramatic yield curve steepening, as intermediate and long rates rose while short rates declined.
  Security selection contributed positively to relative performance, particularly in health care, power, water & sewer and housing. Sector positioning was also positive, especially in airport and CCRC bonds.
  Primary detractors were the Fund’s concentrated exposure to longer-dated maturities and weak sector allocation, notably an emphasis on tobacco bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	-5.71%	-0.93%	1.33%
without Sales Charge	-1.29%	-0.01%	1.79%
Bloomberg U.S. Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,790,000,000
Holdings Count | Holding	603
Advisory Fees Paid, Amount	$ 6,585,143
Investment Company Portfolio Turnover	19.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,790	603	$6,585,143	19.60%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  As of the close of business on June 20, 2025, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors, all of the assets, subject to the liabilities, of BNY Mellon Municipal Income, Inc. (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000000817 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon AMT-Free Municipal Bond Fund
Class Name	Class C
Trading Symbol	DMUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$145	1.46%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 145	[1]
Expense Ratio, Percent	1.46%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class C shares returned -2.06%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 0.08% for the same period.
What affected the Fund’s performance?
  Municipal bonds underperformed most U.S. fixed income sectors, driven by dramatic yield curve steepening, as intermediate and long rates rose while short rates declined.
  Security selection contributed positively to relative performance, particularly in health care, power, water & sewer and housing. Sector positioning was also positive, especially in airport and CCRC bonds.
  Primary detractors were the Fund’s concentrated exposure to longer-dated maturities and weak sector allocation, notably an emphasis on tobacco bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	-3.02%	*	-0.77%	1.03%
without Deferred Sales Charge	-2.06%		-0.77%	1.03%
Bloomberg U.S. Municipal Bond Index	0.08%		0.40%	2.18%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,790,000,000
Holdings Count | Holding	603
Advisory Fees Paid, Amount	$ 6,585,143
Investment Company Portfolio Turnover	19.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,790	603	$6,585,143	19.60%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  As of the close of business on June 20, 2025, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors, all of the assets, subject to the liabilities, of BNY Mellon Municipal Income, Inc. (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000073398 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon AMT-Free Municipal Bond Fund
Class Name	Class I
Trading Symbol	DMBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.43%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class I shares returned -1.05%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 0.08% for the same period.
What affected the Fund’s performance?
  Municipal bonds underperformed most U.S. fixed income sectors, driven by dramatic yield curve steepening, as intermediate and long rates rose while short rates declined.
  Security selection contributed positively to relative performance, particularly in health care, power, water & sewer and housing. Sector positioning was also positive, especially in airport and CCRC bonds.
  Primary detractors were the Fund’s concentrated exposure to longer-dated maturities and weak sector allocation, notably an emphasis on tobacco bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class I	-1.05%	0.23%	2.05%
Bloomberg U.S. Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,790,000,000
Holdings Count | Holding	603
Advisory Fees Paid, Amount	$ 6,585,143
Investment Company Portfolio Turnover	19.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,790	603	$6,585,143	19.60%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  As of the close of business on June 20, 2025, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors, all of the assets, subject to the liabilities, of BNY Mellon Municipal Income, Inc. (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000130452 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon AMT-Free Municipal Bond Fund
Class Name	Class Y
Trading Symbol	DMUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class Y shares returned -1.01%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 0.08% for the same period.
What affected the Fund’s performance?
  Municipal bonds underperformed most U.S. fixed income sectors, driven by dramatic yield curve steepening, as intermediate and long rates rose while short rates declined.
  Security selection contributed positively to relative performance, particularly in health care, power, water & sewer and housing. Sector positioning was also positive, especially in airport and CCRC bonds.
  Primary detractors were the Fund’s concentrated exposure to longer-dated maturities and weak sector allocation, notably an emphasis on tobacco bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class Y	-1.01%	0.25%	2.11%
Bloomberg U.S. Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,790,000,000
Holdings Count | Holding	603
Advisory Fees Paid, Amount	$ 6,585,143
Investment Company Portfolio Turnover	19.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,790	603	$6,585,143	19.60%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  As of the close of business on June 20, 2025, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors, all of the assets, subject to the liabilities, of BNY Mellon Municipal Income, Inc. (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000000818 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon AMT-Free Municipal Bond Fund
Class Name	Class Z
Trading Symbol	DRMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$53	0.53%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class Z shares returned -1.14%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 0.08% for the same period.
What affected the Fund’s performance?
  Municipal bonds underperformed most U.S. fixed income sectors, driven by dramatic yield curve steepening, as intermediate and long rates rose while short rates declined.
  Security selection contributed positively to relative performance, particularly in health care, power, water & sewer and housing. Sector positioning was also positive, especially in airport and CCRC bonds.
  Primary detractors were the Fund’s concentrated exposure to longer-dated maturities and weak sector allocation, notably an emphasis on tobacco bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class Z	-1.14%	0.19%	2.01%
Bloomberg U.S. Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,790,000,000
Holdings Count | Holding	603
Advisory Fees Paid, Amount	$ 6,585,143
Investment Company Portfolio Turnover	19.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,790	603	$6,585,143	19.60%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  As of the close of business on June 20, 2025, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors, all of the assets, subject to the liabilities, of BNY Mellon Municipal Income, Inc. (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000046743 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Municipal Bond Fund
Class Name	Class A
Trading Symbol	DHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.08%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class A shares returned -4.50%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 0.08% for the same period.
What affected the Fund’s performance?
  Municipal high yield performance was pressured by dramatic steepening of the yield curve and a remarkably high level of municipal supply.
  Compared to the Index, the Fund’s performance benefited from its relatively high yield, which contributed to income generation.
  The Fund’s relatively long duration positioning and concentrated exposure in longer-dated maturities were the primary detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	-8.78%	-1.37%	1.93%
without Sales Charge	-4.50%	-0.46%	2.41%
Bloomberg U.S. Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 181,000,000
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 979,300
Investment Company Portfolio Turnover	16.77%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$181	152	$979,300	16.77%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000046744 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Municipal Bond Fund
Class Name	Class C
Trading Symbol	DHYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.88%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class C shares returned -5.16%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 0.08% for the same period.
What affected the Fund’s performance?
  Municipal high yield performance was pressured by dramatic steepening of the yield curve and a remarkably high level of municipal supply.
  Compared to the Index, the Fund’s performance benefited from its relatively high yield, which contributed to income generation.
  The Fund’s relatively long duration positioning and concentrated exposure in longer-dated maturities were the primary detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	-6.08%	*	-1.22%	1.62%
without Deferred Sales Charge	-5.16%		-1.22%	1.62%
Bloomberg U.S. Municipal Bond Index	0.08%		0.40%	2.18%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 181,000,000
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 979,300
Investment Company Portfolio Turnover	16.77%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$181	152	$979,300	16.77%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000073399 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Municipal Bond Fund
Class Name	Class I
Trading Symbol	DYBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.84%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class I shares returned -4.19%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 0.08% for the same period.
What affected the Fund’s performance?
  Municipal high yield performance was pressured by dramatic steepening of the yield curve and a remarkably high level of municipal supply.
  Compared to the Index, the Fund’s performance benefited from its relatively high yield, which contributed to income generation.
  The Fund’s relatively long duration positioning and concentrated exposure in longer-dated maturities were the primary detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class I	-4.19%	-0.22%	2.66%
Bloomberg U.S. Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 181,000,000
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 979,300
Investment Company Portfolio Turnover	16.77%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$181	152	$979,300	16.77%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000130453 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Municipal Bond Fund
Class Name	Class Y
Trading Symbol	DHYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$82	0.84%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class Y shares returned -4.18%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 0.08% for the same period.
What affected the Fund’s performance?
  Municipal high yield performance was pressured by dramatic steepening of the yield curve and a remarkably high level of municipal supply.
  Compared to the Index, the Fund’s performance benefited from its relatively high yield, which contributed to income generation.
  The Fund’s relatively long duration positioning and concentrated exposure in longer-dated maturities were the primary detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class Y	-4.18%	-0.20%	2.67%
Bloomberg U.S. Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 181,000,000
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 979,300
Investment Company Portfolio Turnover	16.77%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$181	152	$979,300	16.77%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000007813 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Municipal Bond Fund
Class Name	Class Z
Trading Symbol	DHMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$94	0.96%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class Z shares returned -4.38%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 0.08% for the same period.
What affected the Fund’s performance?
  Municipal high yield performance was pressured by dramatic steepening of the yield curve and a remarkably high level of municipal supply.
  Compared to the Index, the Fund’s performance benefited from its relatively high yield, which contributed to income generation.
  The Fund’s relatively long duration positioning and concentrated exposure in longer-dated maturities were the primary detractors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class Z	-4.38%	-0.32%	2.53%
Bloomberg U.S. Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 181,000,000
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 979,300
Investment Company Portfolio Turnover	16.77%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$181	152	$979,300	16.77%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.